Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 4,522,596	¥ 829,175